Leases - Narrative (Details)	6 Months Ended
Jun. 30, 2024
Land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	50 years
Minimum | Buildings and land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	2 years
Minimum | Machinery and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	2 years
Maximum | Buildings and land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	15 years
Maximum | Machinery and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	6 years